Schedule I - Condensed Financial Information of Parent Company	12 Months Ended
May. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Parent Company

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2014	2015
	US$	US$
ASSETS

Current assets:
Cash and cash equivalents	15,874	22,748
Prepaid expense and other current assets	8,137	10,780
Amounts due from related parties	18,511	25,696

Total current assets	42,522	59,224
Long term investments	19,662	51,902
Investments in subsidiaries and VIEs	976,348	1,194,328

Total assets	1,038,532	1,305,454

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	12,417	9,689
Amounts due to related parties	357	75,417

Total current liabilities	12,774	85,106

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2014 and 2015; 158,379,387 shares issued as of May 31, 2014 and 2015; 157,758,666 and 156,486,763 shares outstanding as of May 31, 2014 and 2015, respectively)	1,584	1,584
Treasury stock	(6)	(19)
Additional paid-in capital	174,009	141,653
Retained earnings	784,612	977,625
Accumulated other comprehensive income	65,559	99,505

Total shareholders’ equity	1,025,758	1,220,348

Total liabilities and equity	1,038,532	1,305,454

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Operating costs and expenses:
General and administrative	32,208	20,435	12,963

Total operating costs and expenses	32,208	20,435	12,963

Operating loss	(32,208)	(20,435)	(12,963)
Other income	—	—	—
Interest income	49	1	2
Equity in earnings of subsidiaries and VIEs	168,428	236,138	205,974

Net income	136,269	215,704	193,013

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Net income	136,269	215,704	193,013

Other comprehensive income, net of tax
Foreign currency translation adjustment	27,729	(17,894)	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2013, 2014 and 2015	—	586	21,940

Other comprehensive income/ (loss)	27,729	(17,308)	33,946

Comprehensive income	163,998	198,396	226,959

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Changes in Equity

(In thousands, except share data)

	Common shares		Additional paid-in	Treasury	Retained	Accumulated other comprehensive	Total shareholders’
	Unrestricted	Amount	capital	stock	earnings	income	equity
	shares	US$	US$	US$	US$	US$	US$
Balance at June 1, 2012	158,379,387	1,555	161,485	—	472,224	55,138	690,402
Issuance of ADS shares for the exercises of employee share options	—	7	5,726	—	—	—	5,733
Non-vested equity shares vested	—	11	(11)	—	—	—	—
Share based compensation expense	—	—	27,242	—	—	—	27,242
Dividend declared	—	—	3,010	—	—	—	3,010
Share repurchase	(1,683,400)	—	(33,116)	(17)	—	—	(33,133)
Net income	—	—	—	—	136,269	—	136,269
Foreign currency translation adjustment	—	—	—	—	—	27,729	27,729

Balance at May 31, 2013	156,695,987	1,573	164,336	(17)	608,493	82,867	857,252

Issuance of ADS shares for the exercises of employee share options	—	11	7,837	—	—	—	7,848
Reissuance of Treasury stock for the exercises of employee share options	1,014,727	—	13,514	10	—	—	13,524
Reissuance of Treasury stock for Non-vested equity shares vested	810,052	—	(8)	8	—	—	—
Share based compensation expense	—	—	20,079	—	—	—	20,079
Dividend declared	—	—	(14,891)	—	(39,585)	—	(54,476)
Share repurchase	(762,100)	—	(16,858)	(7)	—	—	(16,865)
Net income	—	—	—	—	215,704	—	215,704
Foreign currency translation adjustment	—	—	—	—	—	(17,894)	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	586	586

Balance at May 31, 2014	157,758,666	1,584	174,009	(6)	784,612	65,559	1,025,758

Reissuance of Treasury stock for the exercises of employee share options	953,514	—	11,353	9	—	—	11,362
Reissuance of Treasury stock for Non-vested equity shares vested	575,432	—	(6)	6	—	—	—
Share based compensation expense	—	—	15,689	—	—	—	15,689
Share repurchase	(2,800,849)	—	(59,392)	(28)	—	—	(59,420)
Net income	—	—	—	—	193,013	—	193,013
Foreign currency translation adjustment	—	—	—	—	—	12,006	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	21,940	21,940

Balance at May 31, 2015	156,486,763	1,584	141,653	(19)	977,625	99,505	1,220,348

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2013	2014	2015
	US$	US$	US$
Cash flows from operating activities:
Net income	136,269	215,704	193,013
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(168,428)	(236,138)	(205,974)
Dividend received from subsidiaries	—	83,728	—
Share-based compensation expense	27,242	20,079	15,689
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(91)	(2,958)	(2,613)
Accrued expenses and other current liabilities	4,015	4,988	(2,728)
Amounts due from/to related parties	(4,950)	(849)	(762)

Net cash provided by (used in) operating activities	(5,943)	84,554	(3,375)

Cash flows from investing activities
Long term investment in Dajie.com	—	—	—
Long term investment in Alo7.com	—	(2,576)	(10,300)
Long term investment in Tarena	—	(13,500)	—
Loan to related parties	(1,630)	—	(6,423)
Repayment from related parties	—	15,500	—

Net cash used in investing activities	(1,630)	(576)	(16,723)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	5,733	21,849	11,332
Loan from related party	43,000	—	75,060
Loan repayment to related party	—	(42,643)	—
Cash paid for shares repurchase	(28,511)	(21,487)	(59,420)
Cash paid for dividend	(46,990)	(54,476)	—

Net cash provided by (used in) financing activities	(26,768)	(96,757)	26,972

Net Increase / (decrease) in cash and cash equivalents	(34,341)	(12,779)	6,874
Cash and cash equivalents, beginning of year	62,994	28,653	15,874

Cash and cash equivalents, end of year	28,653	15,874	22,748

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

2.	INVESTMENTS IN SUBSIDIARIES AND VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIEs were reported as equity in earnings of subsidiaries and VIEs in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2013 and 2014:

	May 31,
	2014	2015
	US$	US$
Amount due from related parties:
Winner Park	11	12
Smart Shine	8,511	8,512
Elite Concept Holdings Limited	7,871	8,631
New Oriental China	2,118	8,541

	18,511	25,696

Amount due to related parties:
Elite Concept Holdings Limited	357	357
Abundant State Limited	—	75,060

	357	75,417

All related party balances were non-interest bearing and unsecured.